Note 5 - Income Taxes - Symon (Details) - Provision (Benefit) for U.S. Federal, State and Foreign Taxes on Income - Symon (USD $)	12 Months Ended			13 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Current
Federal	$ 1,391,000			$ 1,336,358	$ 1,125,188
State	116,215			150,366	100,543
Foreign	417,814			476,833	12,308
	1,925,029			1,963,557	1,238,039
Deferred
Federal	(44,421)			(155,886)	(419,237)
State	0			0	0
Foreign	(20,418)			106,210	52,259
	(64,839)			(49,676)	(366,978)
	$ 1,860,190	$ 1,913,881	$ 871,061	$ 1,913,881	$ 871,061